Schedule II - Valuation and Qualifying Accounts (Details) - SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 144,619	$ 104,976
Charged to costs and expenses	18,585	39,643
Charge to other accounts	0	0
(Deductions)	0	0
Balance at end of period	$ 163,204	$ 144,619